INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 13:          INCOME TAXES

a.	Income (Loss) before taxes on income

Income (Loss) before taxes on income is comprised as follows:

	Year ended December 31
	2013	2014	2015

Domestic	$83,388	$55,272	$(43,711)
Foreign	1,636	(2,865)	(24,249)

Total	$85,024	$52,407	$(67,960)

b.	Taxes on income

Taxes on income are comprised as follows:

	Year ended December 31
	2013	2014	2015

Current taxes	$10,778	$23,432	$9,670
Deferred tax benefit	-	(13,851)	(8,973)
Taxes in respect of previous years *	11,838	-	-

Total	$22,616	$9,581	$697

*	The year 2013 include non-recurring tax expenses in respect of the release of Conduit's trapped earnings (see Note 13 f below).

Taxes on income by jurisdiction were as follows:

	Year ended December 31
	2013	2014	2015

Domestic	$22,616	$11,716	$8,830
Foreign	-	(2,135)	(8,133)

Total	$22,616	$9,581	$697

Domestic:
Current taxes	$10,778	$23,272	$8,943
Deferred tax benefit	-	(11,556)	(113)
Taxes in respect of previous years	11,838	-	-

Total - Domestic	$22,616	$11,716	$8,830

Foreign:
Current taxes	$-	$160	$727
Deferred tax benefit	-	(2,295)	(8,860)

Total - Foreign	$-	$(2,135)	$(8,133)

Total income tax expense	$22,616	$9,581	$697

c.	Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Net operating loss carry forwards	$5,699	$10,280
Research and development	4,463	4,008
Other temporary differences mainly relating to reserve and allowances	1,929	4,058
Deferred tax assets, before valuation allowance	12,091	18,346
Valuation allowance	3,985	4,212
Total deferred tax assets, net	$8,106	$14,134

Deferred tax liabilities:
Intangible assets	$(3,189)	$(17,971)
Property and equipment, net	(331)	(3,275)
Total deferred tax liabilities	$(3,520)	$(21,246)

Total deferred tax asset (liability), net	$4,586	$(7,112)

Domestic:
Long term deferred tax asset, net	$4,893	$5,006
Long term deferred tax liability	-	(261)
	$4,893	$4,745

Foreign:
Long term deferred tax asset, net	$24	$7,338
Long term deferred tax liability	(331)	(19,195)
	$(307)	$(11,857)

Total deferred tax asset (liability), net	$4,586	$(7,112)

The net change in total valuation allowance in 2015 is immaterial.

d.	Reconciliation of the Company's effective tax rate to the statutory tax rate in Israel

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31
	2013	2014	2015

Income (Loss) before taxes on income	$85,024	$52,407	$(67,960)
Statutory tax rate in Israel	25.0%	26.5%	26.5%
Theoretical tax expense (income)	$21,256	$13,888	$(18,009)

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(10,495)	(10,644)	(5,654)
Non-deductible expenses including impairment charges	1,971	4,059	26,702
Taxes in respect to release of "trapped earnings"	11,838	-	-
Deferred taxes on losses and other temporary differences, for which a valuation allowance was provided, net	-	1,962	(3,426)
Tax adjustment in respect of different tax rate of foreign subsidiaries	-	(461)	1,185
Other	(1,954)	777	(101)

Taxes on income	$22,616	$9,581	$697

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.19	$0.16	$0.08
Diluted	$0.19	$0.15	$0.08

e.	Income tax rates

Taxable income of Israeli companies is generally subject to corporate tax at the rate of 25% for the 2013 tax year, and 26.5% for the 2014 and 2015 tax years. The corporate tax rate is scheduled to return to a rate of 25% for future tax years. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise (as further discussed below) may be considerably lower.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. Currently the Company does not intend to distribute any amounts of its undistributed earnings as dividend. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries is immaterial.

f.	Law for the Encouragement of Capital Investments, 1959

The Law for Encouragement of Capital Investments, 1959 (the "Investment Law") provides tax benefits for income of Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011. According to the reform, a flat rate tax applies to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the gross domestic product.

The Company's Israeli operations elected “Preferred Enterprise” status, starting in 2011.

Benefits granted to a Preferred Enterprise include reduced tax rates. In peripheral regions (Development Area A) the reduced tax rate was 7% in 2013, 9% in 2014, 9% in 2015 and will be 9% in 2016 and onwards. In other regions the tax rate was 12.5% in 2013, 16% in 2014, 16% in 2015 and will be 16% in 2016 and onwards. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), or 20% for dividends which are distributed on or after January 1, 2014 and from preferred income that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

In January 2014 and as part of ClientConnect's spin-off that occurred on December 31, 2013, Conduit received a ruling from the Israel Tax Authority (the “Spin-off Ruling”), pursuant to which Conduit released an additional amount of $270,840 of its “trapped earnings”. The additional corporate tax incurred by Conduit in 2013 as a result of such release amounted to $11,838.

g.	Uncertain tax position

The following table summarizes the activity related to the Company's gross unrecognized tax benefits from January 1, 2015 to December 31, 2015:

2015

Balance at January 1	$724

Decrease related to prior year tax positions	(22)
Increase related to current year tax positions	1,665

Balance at December 31	$2,367

Accrued interest at December 31, 2014 and 2015 is immaterial.

Perion does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlements. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

The Company's tax assessments in Israel and the U.S. for tax years prior to 2011 are considered final.

h.	Tax loss carry-forwards

As of December 31, 2015, the Company's  U.S. subsidiary has net operating loss carry-forwards in the amount of $16,000.

Net operating losses in the U.S. may be carried forward through periods which will expire in the years starting from 2024 up to 2034. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

As of December 31, 2015, Perion network Ltd. has net operating loss carry-forwards, in Israel, in the amount of $14,000.